Tax - Reconciliation on continuing operations of UK total tax charge to UK corporation tax paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure Of Income Taxes [Line Items]
Total tax (credit)/charge from continuing operations	£ (884)	£ 374	[1]	£ 427	[2]
Adjustment for non-cash deferred tax (charge)/credit	1,082	(195)		(174)
UK corporation tax instalment payments not payable until the following year	(123)	(107)	[3]
UK
Disclosure Of Income Taxes [Line Items]
Total tax (credit)/charge from continuing operations	250	151
Adjustment for non-cash deferred tax (charge)/credit	(63)	27		56
Adjustments for current tax credit in respect of prior years	18	47		5
UK current tax charge	205	225		£ 239
UK corporation tax instalment payments not payable until the following year	(101)	(216)
UK corporation tax instalment (refunds)/payments in respect of prior years paid in current year	(67)	120
UK corporation tax paid	£ 37	£ 129

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[3]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).